Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity
24. Equity

24.1. Share Capital	2025		2024
	Number of Shares	$	Number of Shares	$

As at Janaury 1	79,119,572	7,913	78,269,952	7,828
Transactions with shareholders:
Issue of shares on vesting of RSUs	-	-	760,439	76
Issue of shares on exercise of warrants	100	-	-	-
Cancellation of shares	(2,500)	-	-	-
Issuance of ordinary shares in connection with the 2025 Offering	4,411,764	441	-	-
Issue of shares to debenture holders	255,369	26	89,181	9
Total transactions with shareholders	4,664,733	467	849,620	85

As at December 31	83,784,305	8,380	79,119,572	7,913
Lifezone Metals has one class of ordinary share with a par value of $0.0001 per share.
Ordinary shares held in escrow (1,725,000 earnout units) have been excluded from the share capital in the table above. These shares will be released on the satisfaction of share price targets in two equal tranches if the daily VWAP of Lifezone Metals shares for any 20 trading days is greater than or equal to $14.00 ("Tranche 1") or $16.00 ("Tranche 2"). The shares will be forfeited in the event that the share price target is not met by July 6, 2028. Please refer to Note 25 for further details.
On November 12, 2025, Lifezone closed the 2025 Offering of (i) 4,411,764 ordinary shares and (ii) warrants to purchase up to 4,411,764 ordinary shares. The ordinary shares were sold at a purchase price of $3.40 per share ($3.21 after deducting underwriting fees and commissions) and each warrant to purchase ordinary shares is for an exercise price equal to $4.00 per share, exercisable from the date of issuance, and will expire four years from the date of issuance. The net proceeds from the 2025 Offering were approximately $14 million (after underwriting fees and commission). The 2025 Offering was made pursuant to the Company’s registration statement on Form F-3 (File No. 333-281189), previously filed with the Securities and Exchange Commission (the “SEC”) on August 1, 2024, and declared effective on August 16, 2024, and a prospectus supplement dated November 10, 2025.

24.2. Non-controlling Interest
NCI was negative $1 million as at December 31, 2025, (2024: $9.79 million).
As a result of Lifezone making a further investment of $2 million in Lifezone Recycling US, LLC on May 2, 2025, Glencore's interest in Lifezone Recycling US, LLC reduced from 6.0% to 5.56% and is presented as NCI in the consolidated financial statements of Lifezone.

In January 2021, KNL and the Government of Tanzania established TNCL, a Tanzanian company in order to develop and operate the Kabanga Nickel Project. Through the Treasury Registrar, the Government of Tanzania owns a non-dilutable free-carried interest representing 16% of the issued share capital of TNCL. The Government of Tanzania's 16% interest in the arrangement is presented as a NCI in the consolidated financial statements of Lifezone.
On July 18, 2025, Lifezone entered into a definitive agreement with BHP to acquire BHP’s 17% equity interest in KNL. Upon closing, Lifezone owns 100% of KNL. The transaction has been accounted for as an equity transaction leading to a reduction of non-controlling interests (NCI) by $10.41 million.

2025
$
Fair value of deferred consideration	25,065,957
Add stamp duty costs	416,370
Less net assets attributable to NCI	(10,414,508)
Decrease in equity attributable to shareholders	15,067,819

24.3. Warrants and warrant reserve
At December 31, 2025, outstanding warrants to acquire ordinary shares of Lifezone Metals were as follows:

	Note	Number of Warrants	Exercise Price	Expiry Date
Public Warrants		13,723,550	$11.50	July 05, 2028
Private Placement Warrants		667,500	$11.50	July 05, 2028
Warrants issued in connection with the 2025 Offering	24.3	4,411,764	$4.00	November 12, 2029
Warrants issued as part of senior secured bridge loan facility	24.2	2,500,000	$5.42	August 08, 2030
Total		21,302,814
The change in the number of outstanding warrants is as follows:

	Public Warrants	Private Placement Warrants	Direct Offering Warrants	Senior Secured Bridge Loan Facility Warrants
Balance as at January 1, 2024	13,800,000	667,500	-	-
Exercised	(76,350)	-	-	—
Outstanding as at December 31, 2024	13,723,650	667,500	-	-
Exercised	(100)	-	-	—
Issued	-	-	4,411,764	2,500,000
Outstanding as at December 31, 2025	13,723,550	667,500	4,411,764	2,500,000
Each Public Warrant was fair valued at $1.05 on July 5, 2023, with the total fair value of all Public Warrants being $14.49 million. Each Private Placement Warrant was fair valued at $0.91 on July 5, 2023, with the total fair value of all Private Placement Warrants being $607,425.
On August 8, 2025, as part of entering into a senior secured bridge loan facility, Lifezone issued 2.50 million warrants. Each warrant represents the right to purchase one ordinary Lifezone Metals share at an exercise price of $5.42 per share in cash and expires on August 8, 2030. These warrants were independently fair valued at $2.26 using a Black-Scholes option pricing model. Refer to Note 21 for further details on the assumptions used to fair value the warrants. An amount of $5.65 million equal to the total fair value of the warrants was credited to the warrant reserve in the year ended December 31, 2025.
In connection with the 2025 Offering, Lifezone issued warrants to investors to purchase a total of 4,411,764 ordinary shares with a warrant term of four years. The warrants have an exercise price of $4.00 per share. These warrants are classified as a liability (Refer to Note 21.3 for further details).